Other expenses	3 Months Ended
Mar. 31, 2012
Other expenses
Other expenses

16           Other expenses

The income statement line “Other operating expenses” totaled US$686 in March 31, 2012, (US$1,023 in December 31, 2011 and US$420 in March 31, 2011). It includes pre operational expenses US$107 (US$284 in December 31, 2011 and US$30 in March 31, 2011), loss of materials US$21 (US$90 in December 31, 2011 and US$34 in March 31, 2011) and idle capacity and stoppage operations expenses US$212 (US$204 in December 31, 2011 and US$102 in March 31, 2011).